UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:            December 31, 2008
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Check here if Amendment |_|; Amendment Number: ____________
         This Amendment (Check only one.):     |_| is a restatement.
                                               |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:          Ridgeback Capital Investments Ltd.
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Address:       430 Park Avenue, 12th Floor
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               New York, New York 10022
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Form 13F File Number:  28-12277
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Bud Holman
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Title:       Director
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Phone:       (212) 808-7729
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Signature, Place, and Date of Signing:

/s/ Bud Holman                  New York, New York             February 13, 2009
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     [Signature]                [City, State]                     [Date]

Ridgeback Capital Investments Ltd. is the general partner of Ridgeback Capital Investments L.P., which directly owns the securities reported herein. Pursuant to an investment management agreement, Ridgeback Capital Management LLC maintains investment and voting power with respect to the securities held or controlled by Ridgeback Capital Investments Ltd. Wayne Holman, an individual, controls Ridgeback Capital Management LLC. Ridgeback Capital Investments Ltd., Ridgeback Capital Management LLC and Wayne Holman do not own any securities reported herein directly.


Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

            Form 13F File Number           Name

                28-12856                   Ridgeback Capital Investments L.P.
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